Putnam VT Research Fund
The fund's portfolio
9/30/24 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value
Aerospace and defense (1.6%)
Boeing Co. (The)(NON)	514	$78,149
Howmet Aerospace, Inc.	4,113	412,328
L3Harris Technologies, Inc.	581	138,202
Northrop Grumman Corp.	1,088	574,540
RTX Corp.	3,299	399,707

		1,602,926
Air freight and logistics (0.9%)
FedEx Corp.	3,332	911,902

		911,902
Automobiles (1.3%)
General Motors Co.	3,481	156,088
Tesla, Inc.(NON)	4,438	1,161,114

		1,317,202
Banks (3.0%)
Bank of America Corp.	33,116	1,314,043
Citigroup, Inc.	22,409	1,402,803
JPMorgan Chase & Co.	1,180	248,815

		2,965,661
Beverages (2.3%)
Coca-Cola Co. (The)	14,547	1,045,347
Monster Beverage Corp.(NON)	3,331	173,778
PepsiCo, Inc.	6,347	1,079,307

		2,298,432
Biotechnology (2.2%)
AbbVie, Inc.	6,799	1,342,667
Ascendis Pharma A/S ADR (Denmark)(NON)	3,481	519,748
Exact Sciences Corp.(NON)(S)	1,443	98,297
Regeneron Pharmaceuticals, Inc.(NON)	228	239,683

		2,200,395
Broadline retail (4.1%)
Amazon.com, Inc.(NON)	21,385	3,984,667

		3,984,667
Capital markets (1.7%)
BlackRock, Inc.	137	130,083
Charles Schwab Corp. (The)	12,690	822,439
CME Group, Inc.	1,053	232,344
TPG, Inc.	7,893	454,321

		1,639,187
Chemicals (2.3%)
Corteva, Inc.	13,006	764,623
DuPont de Nemours, Inc.	4,015	357,777
Eastman Chemical Co.	2,411	269,911
Linde PLC	307	146,396
PPG Industries, Inc.	1,925	254,986
Sherwin-Williams Co. (The)	1,276	487,011

		2,280,704
Construction materials (0.4%)
CRH PLC	4,577	424,471

		424,471
Consumer finance (1.1%)
Capital One Financial Corp.	7,116	1,065,479

		1,065,479
Consumer staples distribution and retail (2.3%)
BJ's Wholesale Club Holdings, Inc.(NON)	1,768	145,825
Costco Wholesale Corp.	627	555,848
Target Corp.	2,463	383,883
Walmart, Inc.	14,240	1,149,880

		2,235,436
Containers and packaging (0.4%)
Berry Global Group, Inc.	2,342	159,209
International Paper Co.	5,535	270,385

		429,594
Electric utilities (2.8%)
Constellation Energy Corp.	346	89,967
Exelon Corp.	10,819	438,710
NextEra Energy, Inc.	6,778	572,944
NRG Energy, Inc.	9,229	840,762
PG&E Corp.	16,454	325,296
PPL Corp.	9,518	314,855
Southern Co. (The)	2,220	200,200

		2,782,734
Electrical equipment (0.5%)
Vertiv Holdings Co. Class A	4,730	470,588

		470,588
Electronic equipment, instruments, and components (0.3%)
Vontier Corp.	9,248	312,028

		312,028
Energy equipment and services (0.3%)
Noble Corp PLC (United Kingdom)(S)	7,673	277,302

		277,302
Entertainment (0.9%)
Netflix, Inc.(NON)	771	546,847
Walt Disney Co. (The)	3,255	313,098

		859,945
Financial services (3.8%)
Apollo Global Management, Inc.	5,690	710,738
Berkshire Hathaway, Inc. Class B(NON)	1,186	545,868
Mastercard, Inc. Class A	3,296	1,627,565
Visa, Inc. Class A	3,103	853,170

		3,737,341
Food products (0.2%)
General Mills, Inc.(S)	3,015	222,658

		222,658
Ground transportation (1.3%)
Canadian Pacific Kansas City, Ltd. (Canada)	3,744	320,262
Old Dominion Freight Line, Inc.	1,226	243,533
Uber Technologies, Inc.(NON)	2,964	222,774
Union Pacific Corp.	2,014	496,411

		1,282,980
Health care equipment and supplies (2.0%)
Abbott Laboratories	4,160	474,282
Becton, Dickinson and Co.	407	98,128
Boston Scientific Corp.(NON)	5,838	489,224
Intuitive Surgical, Inc.(NON)	1,084	532,537
Medtronic PLC	2,288	205,989
Stryker Corp.	233	84,174

		1,884,334
Health care providers and services (2.9%)
Cigna Group (The)	1,179	408,453
Elevance Health, Inc.	228	118,560
McKesson Corp.	1,055	521,613
UnitedHealth Group, Inc.	2,999	1,753,455

		2,802,081
Hotels, restaurants, and leisure (2.2%)
Booking Holdings, Inc.	170	716,060
Chipotle Mexican Grill, Inc.(NON)	8,855	510,225
Hilton Worldwide Holdings, Inc.	1,867	430,344
Vail Resorts, Inc.	1,078	187,885
Viking Holdings, Ltd. (Bermuda)(NON)	8,655	301,973

		2,146,487
Household durables (0.8%)
PulteGroup, Inc.	5,421	778,076

		778,076
Household products (1.5%)
Clorox Co. (The)	719	117,132
Procter & Gamble Co. (The)	7,861	1,361,525

		1,478,657
Industrial conglomerates (0.6%)
Honeywell International, Inc.	2,802	579,201

		579,201
Insurance (2.1%)
AIA Group, Ltd. (Hong Kong)	73,400	640,992
Assured Guaranty, Ltd.	5,936	472,031
AXA SA (France)	17,985	692,365
Prudential PLC (United Kingdom)	25,666	238,110

		2,043,498
Interactive media and services (6.2%)
Alphabet, Inc. Class A	19,536	3,240,046
Meta Platforms, Inc. Class A	4,978	2,849,606

		6,089,652
Life sciences tools and services (1.6%)
Bio-Rad Laboratories, Inc. Class A(NON)	1,254	419,563
Danaher Corp.	1,703	473,468
Thermo Fisher Scientific, Inc.	1,068	660,633

		1,553,664
Machinery (1.7%)
Fortive Corp.	7,667	605,156
Ingersoll Rand, Inc.	3,544	347,879
Otis Worldwide Corp.	7,045	732,257

		1,685,292
Media (0.8%)
Charter Communications, Inc. Class A(NON)(S)	2,314	749,921

		749,921
Metals and mining (0.5%)
Agnico-Eagle Mines, Ltd. (Canada)	2,535	204,213
Glencore PLC (United Kingdom)	46,566	266,667

		470,880
Office REITs (0.3%)
Vornado Realty Trust(R)(S)	6,207	244,556

		244,556
Oil, gas, and consumable fuels (3.3%)
BP PLC (United Kingdom)	42,941	223,960
Cenovus Energy, Inc. (Canada)	28,296	473,256
ConocoPhillips	3,303	347,740
Exxon Mobil Corp.	15,490	1,815,738
Shell PLC (United Kingdom)	11,717	380,120

		3,240,814
Passenger airlines (0.2%)
Southwest Airlines Co.	7,759	229,899

		229,899
Pharmaceuticals (3.2%)
4Front Ventures Corp.(NON)	252,907	11,381
Eli Lilly and Co.	1,653	1,464,459
Innoviva, Inc.(NON)	30,057	580,401
Johnson & Johnson	3,221	521,995
Merck & Co., Inc.	4,071	462,303
Zoetis, Inc.	723	141,260

		3,181,799
Semiconductors and semiconductor equipment (11.7%)
Advanced Micro Devices, Inc.(NON)	14,414	2,365,049
Analog Devices, Inc.	5,244	1,207,011
Broadcom, Inc.	8,385	1,446,410
NVIDIA Corp.	48,623	5,904,777
Qualcomm, Inc.	3,587	609,969

		11,533,216
Software (9.8%)
Fair Isaac Corp.(NON)	235	456,727
Microsoft Corp.	14,925	6,422,228
Nutanix, Inc. Class A(NON)	4,886	289,496
Oracle Corp.	13,075	2,227,980
Salesforce, Inc.	755	206,651

		9,603,082
Specialized REITs (0.9%)
American Tower Corp.(R)	1,429	332,328
Gaming and Leisure Properties, Inc.(R)	11,136	572,947

		905,275
Specialty retail (2.0%)
Home Depot, Inc. (The)	3,634	1,472,497
O'Reilly Automotive, Inc.(NON)	120	138,192
TJX Cos., Inc. (The)	2,932	344,627

		1,955,316
Technology hardware, storage, and peripherals (7.7%)
Apple, Inc.	25,773	6,005,109
Seagate Technology Holdings PLC	14,139	1,548,645

		7,553,754
Textiles, apparel, and luxury goods (0.5%)
Levi Strauss & Co. Class A	5,666	123,519
Lululemon Athletica, Inc. (Canada)(NON)	614	166,609
Nike, Inc. Class B	1,026	90,698
On Holding AG Class A (Switzerland)(NON)(S)	1,185	59,428

		440,254
Trading companies and distributors (0.5%)
United Rentals, Inc.	572	463,166

		463,166
Wireless telecommunication services (0.8%)
T-Mobile US, Inc.	3,935	812,027

		812,027

Total common stocks (cost $55,183,560)		$95,726,533

SHORT-TERM INVESTMENTS (4.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 5.13%(AFF)	Shares	1,492,235	$1,492,235
Putnam Short Term Investment Fund Class P 5.04%(AFF)	Shares	2,527,718	2,527,718
U.S. Treasury Bills 5.140%, 11/19/24(SEG)		$100,000	99,368
U.S. Treasury Bills 4.954%, 12/17/24		9,000	8,914

Total short-term investments (cost $4,128,178)			$4,128,235
TOTAL INVESTMENTS

Total investments (cost $59,311,738)			$99,854,768

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $3,978,365) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/18/24	$268,414	$264,534	$(3,880)
		Canadian Dollar	Sell	10/16/24	15,163	15,127	(36)
		Danish Krone	Sell	12/18/24	175,259	174,796	(463)
	Barclays Bank PLC
		British Pound	Sell	12/18/24	102,259	100,772	(1,487)
		Euro	Sell	12/18/24	156,551	156,075	(476)
	Citibank, N.A.
		Canadian Dollar	Sell	10/16/24	228,405	226,226	(2,179)
		Danish Krone	Sell	12/18/24	177,538	177,085	(453)
		Hong Kong Dollar	Sell	11/20/24	327,474	327,639	165
	Goldman Sachs International
		British Pound	Sell	12/18/24	557,281	549,084	(8,197)
		Canadian Dollar	Sell	10/16/24	173,301	171,626	(1,675)
		Euro	Sell	12/18/24	121,488	121,131	(357)
		Hong Kong Dollar	Sell	11/20/24	40,434	40,420	(14)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	10/16/24	264,278	261,720	(2,558)
		Euro	Sell	12/18/24	95,471	95,178	(293)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/18/24	242,482	238,925	(3,557)
		Canadian Dollar	Sell	10/16/24	31,953	31,593	(360)
		Hong Kong Dollar	Sell	11/20/24	157,642	157,628	(14)
	NatWest Markets PLC
		Canadian Dollar	Sell	10/16/24	160,949	159,410	(1,539)
	State Street Bank and Trust Co.
		British Pound	Sell	12/18/24	35,423	35,009	(414)
		Canadian Dollar	Buy	10/16/24	27,959	27,815	144
		Euro	Sell	12/18/24	13,623	13,672	49
		Hong Kong Dollar	Sell	11/20/24	119,821	119,813	(8)
	Toronto-Dominion Bank
		Euro	Sell	12/18/24	69,007	68,796	(211)
	UBS AG
		British Pound	Sell	12/18/24	24,997	24,651	(346)
		Canadian Dollar	Sell	10/16/24	232,769	230,831	(1,938)
		Euro	Sell	12/18/24	189,380	188,809	(571)

	Unrealized appreciation						358

	Unrealized (depreciation)						(31,026)

	Total						$(30,668)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
S&P 500 Index E-Mini (Long)	5	$1,440,620	$1,453,563	Dec-24	$37,810

Unrealized appreciation					37,810

Unrealized (depreciation)					—

Total					$37,810

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $98,215,909.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLCand Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,558,400	$17,606,015	$17,672,180	$42,624	$1,492,235
	Putnam Short Term Investment Fund Class P‡	2,594,949	10,915,992	10,983,223	81,825	2,527,718

	Total Short-term investments	$4,153,349	$28,522,007	$28,655,403	$124,449	$4,019,953
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $1,492,235 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,458,403.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $98,357.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for equitizing cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $30,668 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$8,511,545	$—	$—
Consumer discretionary	10,622,002	—	—
Consumer staples	6,235,183	—	—
Energy	2,914,036	604,080	—
Financials	9,879,699	1,571,467	—
Health care	11,622,273	—	—
Industrials	7,225,954	—	—
Information technology	29,002,080	—	—
Materials	3,338,982	266,667	—
Real estate	1,149,831	—	—
Utilities	2,782,734	—	—

Total common stocks	93,284,319	2,442,214	—
Short-term investments	—	4,128,235	—

Totals by level	$93,284,319	$6,570,449	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(30,668)	$—
Futures contracts	37,810	—	—

Totals by level	$37,810	$(30,668)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	4
Forward currency contracts (contract amount)	$5,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com